Note 17 - Concentration of Risk in Customer and Supplier Relationships (Details) - Percentages of Sales to Largest Customers (Sales Revenue, Goods, Net [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Lennar Corporation [Member]
Concentration Risk [Line Items]
Percentage of sales	0.00%	10.30%	8.80%	21.50%
Lennox International Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales	7.70%	33.30%	30.10%	20.60%
Lowe's Companies, Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales	7.10%	8.00%	7.70%	3.50%